Future Minimum Leases Payments under Non-Cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leases Future Minimum Payments Due [Line Items]
2016	$ 67,959
2017	52,405
2018	35,991
2019	22,112
2020	12,639
Thereafter	10,398
Total minimum payments	$ 201,504